Shareholders’ equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Shareholders’ equity

11 Shareholders’ equity

The Company was incorporated under the laws of the Cayman Islands on 24 August 2022. The original authorized share capital of the Company was US$50,000 divided into 500,000,000 shares comprising of 500,000,000 ordinary shares, par value US$0.0001 per share.